Quarterly Holdings Report
for
Fidelity® Investment Grade Bond ETF
November 30, 2024
FIE-NPRT1-0125
1.9900960.103
Asset-Backed Securities - 7.6%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/19/2037 (b)(c)(d)	250,000	251,641
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 6.4761% 10/20/2037 (b)(c)(d)	250,000	251,084
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9924% 7/18/2037 (b)(c)(d)	250,000	251,112
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 6.8292% 7/20/2037 (b)(c)(d)	250,000	251,411
TOTAL BAILIWICK OF JERSEY		1,005,248
GRAND CAYMAN (UK OVERSEAS TER) - 4.0%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.9875% 7/17/2037 (b)(c)(d)	250,000	250,600
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 6.1473% 4/16/2037 (b)(c)(d)	250,000	251,556
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 6.7236% 7/21/2037 (b)(c)(d)	250,000	250,925
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.3674% 1/20/2037 (b)(c)(d)	250,000	251,666
Barings Clo Ltd Series 2024-4A Class AR, 6.4518% 10/20/2037 (b)(c)	250,000	251,037
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 6.0359% 7/25/2037 (b)(c)(d)	250,000	251,013
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 7/15/2037 (b)(c)(d)	250,000	251,020
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 6.1775% 4/17/2037 (b)(c)(d)	250,000	251,243
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 6.0459% 10/15/2037 (b)(c)(d)	250,000	251,056
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 10/15/2037 (b)(c)(d)	250,000	251,246
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9774% 10/19/2037 (b)(c)(d)	250,000	251,247
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 6.2316% 1/22/2037 (b)(c)(d)	250,000	251,746
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2021-45A Class AR, CME Term SOFR 3 month Index + 1.3816%, 6.0375% 7/15/2034 (b)(c)(d)	250,000	250,635
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.4316% 4/22/2036 (b)(c)(d)	250,000	251,133
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 0% 1/25/2038 (b)(c)(d)(e)	250,000	250,000
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 6.0324% 7/18/2038 (b)(c)(d)	250,000	251,383
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.9674% 7/20/2037 (b)(c)(d)	250,000	250,710
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 1.29% 1/22/2038 (b)(c)(d)	250,000	250,000
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.9218% 10/20/2037 (b)(c)(d)	250,000	250,041
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/20/2037 (b)(c)(d)	250,000	251,644
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 0% 1/18/2038 (b)(c)(d)(e)	250,000	249,999
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)(e)	250,000	250,000
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/15/2039 (b)(c)(d)	250,000	250,000
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.9463% 4/23/2035 (b)(c)(d)	250,000	250,473
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(c)	120,191	115,574
Voya CLO Ltd/Voya CLO LLC Series 2021-3A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.029% 10/20/2034 (b)(c)(d)	250,000	250,717
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		6,386,664
IRELAND - 0.1%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (c)	250,000	251,050
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.1324% 4/18/2037 (b)(c)(d)	250,000	251,637
UNITED STATES - 2.7%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (c)	243,627	247,748
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (c)	243,627	247,747
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (c)	130,657	121,378
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9816% 7/20/2037 (b)(c)(d)	250,000	251,210
Aimco Clo 19 Ltd Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	250,000	250,020
American Tower Trust #1 Series 2023, 5.49% 3/15/2053 (c)	220,000	222,904
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (c)	351,374	320,608
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.9374% 4/20/2035 (b)(c)(d)	100,000	100,045
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (c)	46,625	45,241
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (c)	47,375	45,733
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (c)	48,500	41,601
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (c)	320,100	302,313
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (c)	85,360	77,593
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (c)	94,750	92,759
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (c)	48,000	44,873
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (c)	141,985	129,500
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (c)	48,625	42,865
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 6.1659% 7/15/2037 (b)(c)(d)	250,000	251,477
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 0% 1/15/2038 (b)(c)(d)(e)	250,000	250,000
Gmf Floorplan Owner Revolving Tr Series 2024-4A Class A1, 4.73% 11/15/2029 (c)	100,000	100,366
Gmf Floorplan Owner Revolving Tr Series 2024-4A Class B, 4.98% 11/15/2029 (c)	120,000	119,957
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	250,000	250,042
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (c)	152,480	146,381
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (c)	48,750	46,805
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (c)	49,000	50,600
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (c)	94,000	95,496
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (c)	56,000	56,868
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (c)	109,000	107,750
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (c)	113,000	111,142
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (c)	54,000	53,356
TOTAL UNITED STATES		4,224,378
TOTAL ASSET-BACKED SECURITIES (Cost $12,048,513)		12,118,977

Commercial Mortgage Securities - 3.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.0%
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5066% 9/15/2056 (b)	14,000	14,869
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.9514% 3/15/2041 (b)(c)(d)	100,000	100,063
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.2509% 6/15/2041 (b)(c)(d)	100,000	100,063
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (b)(c)	231,000	232,590
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.7976% 11/5/2039 (b)(c)	100,000	100,677
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.5073% 4/15/2037 (b)(c)(d)	15,000	15,075
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.4126% 10/15/2036 (b)(c)(d)	100,000	99,532
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.6223% 10/15/2036 (b)(c)(d)	100,000	99,221
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.8221% 10/15/2036 (b)(c)(d)	100,000	99,065
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 6.1003% 4/15/2037 (b)(c)(d)	14,391	14,400
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.6222% 2/15/2039 (b)(c)(d)	140,014	139,839
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.9216% 2/15/2039 (b)(c)(d)	95,910	95,581
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.3707% 12/9/2040 (b)(c)(d)	77,459	77,725
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.2506% 5/15/2041 (b)(c)	96,772	97,075
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 6.0009% 3/15/2041 (b)(c)(d)	562,385	563,966
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.3945% 6/15/2038 (b)(c)(d)	263,021	262,528
BX Trust Series 2022-GPA Class A, CME Term SOFR 1 month Index + 2.165%, 6.7743% 8/15/2039 (b)(c)(d)	46,989	47,033
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.5493% 4/15/2037 (b)(c)(d)	7,196	7,198
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 6.0512% 4/15/2041 (b)(c)(d)	191,198	191,435
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.3008% 4/15/2041 (b)(c)(d)	95,599	95,629
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 6.0513% 2/15/2039 (b)(c)(d)	97,201	97,505
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.4008% 2/15/2039 (b)(c)(d)	97,201	97,201
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.3005% 3/15/2041 (b)(c)(d)	91,893	91,864
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.5502% 3/15/2041 (b)(c)(d)	91,893	91,864
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (c)	94,245	88,803
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(c)	100,000	102,015
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 6.1035% 7/15/2038 (b)(c)(d)	88,663	88,746
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.4235% 7/15/2038 (b)(c)(d)	88,663	88,856
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.9735% 7/15/2038 (b)(c)(d)	88,663	88,912
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.6745% 10/15/2036 (b)(c)(d)	100,000	99,250
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.2745% 10/15/2036 (b)(c)(d)	100,000	98,390
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.4735% 3/15/2038 (b)(c)(d)	79,313	77,033
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.5244% 4/15/2038 (b)(c)(d)	30,471	30,433
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.6984% 10/15/2028 (b)(c)(d)	83,931	84,718
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.4473% 10/15/2028 (b)(c)(d)	83,931	84,557
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 5.2085% 10/15/2036 (b)(c)(d)	223,822	222,703
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.3% 7/15/2036 (b)(c)(d)	10,000	9,981
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.4546% 11/15/2038 (b)(c)(d)	95,686	95,616
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.8036% 11/15/2038 (b)(c)(d)	95,686	95,387
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.302% 11/15/2038 (b)(c)(d)	574,118	572,682
TOTAL UNITED STATES		4,760,080
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,742,323)		4,760,080

Non-Convertible Corporate Bonds - 24.9%
	Principal Amount (a)	Value ($)
GERMANY - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Deutsche Bank AG/New York NY 4.1% 1/13/2026	100,000	99,041
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	500,000	493,883

TOTAL GERMANY		592,924
IRELAND - 0.6%
Financials - 0.5%
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	702,000	655,526
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	150,000	153,718
		809,244
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (c)	121,000	125,592
TOTAL IRELAND		934,836
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	858,000	736,804
Petroleos Mexicanos 7.69% 1/23/2050	559,000	437,814

TOTAL MEXICO		1,174,618
NETHERLANDS - 0.3%
Financials - 0.3%
Banks - 0.3%
ABN AMRO Bank NV 5.08% 12/3/2028 (b)(c)	500,000	501,110
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG 6.246% 9/22/2029 (b)(c)	785,000	821,038
UNITED KINGDOM - 0.9%
Financials - 0.9%
Banks - 0.9%
Barclays PLC 6.49% 9/13/2029 (b)	785,000	824,525
NatWest Group PLC 3.073% 5/22/2028 (b)	629,000	602,741

TOTAL UNITED KINGDOM		1,427,266
UNITED STATES - 21.5%
Communication Services - 2.8%
Diversified Telecommunication Services - 0.9%
AT&T Inc 2.55% 12/1/2033	546,000	449,956
AT&T Inc 4.3% 2/15/2030	310,000	303,830
Verizon Communications Inc 2.355% 3/15/2032	507,000	427,830
Verizon Communications Inc 3.15% 3/22/2030	228,000	210,999
Verizon Communications Inc 4.78% 2/15/2035 (c)	80,000	78,004
		1,470,619
Entertainment - 0.1%
Walt Disney Co/The 2.65% 1/13/2031	186,000	166,842
Media - 1.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	1,110,000	896,704
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	465,000	398,764
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	20,000	19,817
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	36,000	37,039
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	24,000	25,159
Time Warner Cable LLC 5.5% 9/1/2041	60,000	52,832
Warnermedia Holdings Inc 3.638% 3/15/2025	3,000	2,987
Warnermedia Holdings Inc 3.755% 3/15/2027	6,000	5,811
Warnermedia Holdings Inc 4.054% 3/15/2029	2,000	1,892
Warnermedia Holdings Inc 4.279% 3/15/2032	891,000	804,017
Warnermedia Holdings Inc 5.05% 3/15/2042	3,000	2,535
Warnermedia Holdings Inc 5.141% 3/15/2052	42,000	33,762
		2,281,319
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 4.2% 10/1/2029	400,000	391,409
T-Mobile USA Inc 4.5% 4/15/2050	126,000	108,943
		500,352
Consumer Discretionary - 0.9%
Automobiles - 0.0%
General Motors Financial Co Inc 4% 1/15/2025	36,000	35,949
General Motors Financial Co Inc 5.85% 4/6/2030	5,000	5,181
		41,130
Distributors - 0.2%
Genuine Parts Co 4.95% 8/15/2029	300,000	299,960
Leisure Products - 0.1%
Brunswick Corp/DE 5.85% 3/18/2029	100,000	102,617
Specialty Retail - 0.6%
AutoZone Inc 6.25% 11/1/2028	390,000	411,532
Lowe's Cos Inc 3.35% 4/1/2027	2,000	1,946
Lowe's Cos Inc 3.75% 4/1/2032	614,000	572,526
Lowe's Cos Inc 4.25% 4/1/2052	10,000	8,206
Lowe's Cos Inc 4.45% 4/1/2062	10,000	8,245
		1,002,455
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry Inc 3.05% 3/15/2032	18,000	15,549
TOTAL CONSUMER DISCRETIONARY		1,461,711

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Kroger Co/The 5.5% 9/15/2054	300,000	297,391
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (c)	3,000	3,123
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (c)	10,000	10,541
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (c)	3,000	3,236
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (c)	5,000	5,529
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (c)	3,000	3,368
Energy Transfer LP 4.95% 6/15/2028	148,000	149,034
Energy Transfer LP 5.25% 7/1/2029	23,000	23,341
Energy Transfer LP 5.6% 9/1/2034	80,000	81,581
Energy Transfer LP 5.75% 2/15/2033	529,000	543,139
Hess Corp 4.3% 4/1/2027	155,000	153,875
Hess Corp 5.6% 2/15/2041	2,000	2,042
MPLX LP 4.8% 2/15/2029	148,000	148,014
Occidental Petroleum Corp 5.2% 8/1/2029	73,000	73,253
Occidental Petroleum Corp 5.375% 1/1/2032	93,000	92,524
Occidental Petroleum Corp 7.5% 5/1/2031	451,000	502,335
ONEOK Inc 4.25% 9/24/2027	32,000	31,662
ONEOK Inc 4.4% 10/15/2029	33,000	32,422
ONEOK Inc 4.75% 10/15/2031	65,000	64,093
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	468,000	440,122
Western Gas Partners LP 4.05% 2/1/2030 (g)	604,000	573,575
Williams Cos Inc/The 4.65% 8/15/2032	94,000	91,480
Williams Cos Inc/The 4.8% 11/15/2029	148,000	147,857
Williams Cos Inc/The 5.3% 8/15/2052	2,000	1,931
		3,178,077
Financials - 9.0%
Banks - 4.1%
Bank of America Corp 2.299% 7/21/2032 (b)	5,000	4,246
Bank of America Corp 4.183% 11/25/2027	254,000	249,951
Bank of America Corp 5.015% 7/22/2033 (b)	372,000	373,393
Bank of America Corp 5.819% 9/15/2029 (b)	1,209,000	1,251,739
Citigroup Inc 4.45% 9/29/2027	236,000	233,473
Citigroup Inc 6.27% 11/17/2033 (b)	685,000	736,015
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	135,000	137,745
JPMorgan Chase & Co 4.493% 3/24/2031 (b)	544,000	535,657
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	40,000	39,964
JPMorgan Chase & Co 5.35% 6/1/2034 (b)	1,248,000	1,276,753
Wells Fargo & Co 4.478% 4/4/2031 (b)	432,000	423,759
Wells Fargo & Co 4.897% 7/25/2033 (b)	40,000	39,545
Wells Fargo & Co 6.303% 10/23/2029 (b)	1,170,000	1,230,495
		6,532,735
Capital Markets - 1.9%
Ares Capital Corp 3.875% 1/15/2026	132,000	130,215
Ares Strategic Income Fund 5.7% 3/15/2028 (c)	455,000	456,596
Athene Global Funding 4.721% 10/8/2029 (c)	400,000	394,873
Athene Global Funding 5.339% 1/15/2027 (c)	62,000	62,560
Athene Global Funding 5.583% 1/9/2029 (c)	28,000	28,566
Blackstone Private Credit Fund 7.05% 9/29/2025	8,000	8,126
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	4,000	3,413
Goldman Sachs Group Inc/The 3.8% 3/15/2030	590,000	561,395
Moody's Corp 5% 8/5/2034	320,000	321,564
Morgan Stanley 4.431% 1/23/2030 (b)	538,000	529,826
Morgan Stanley 5.32% 7/19/2035 (b)	400,000	405,823
Morgan Stanley 6.342% 10/18/2033 (b)	40,000	43,320
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	17,000	17,296
		2,963,573
Consumer Finance - 1.2%
Ally Financial Inc 2.2% 11/2/2028	11,000	9,914
Ally Financial Inc 6.992% 6/13/2029 (b)	312,000	327,501
Ally Financial Inc 7.1% 11/15/2027	98,000	103,760
Ally Financial Inc 8% 11/1/2031	45,000	50,573
Capital One Financial Corp 2.359% 7/29/2032 (b)	16,000	13,131
Capital One Financial Corp 3.8% 1/31/2028	164,000	158,872
Capital One Financial Corp 4.985% 7/24/2026 (b)	6,000	5,997
Capital One Financial Corp 5.247% 7/26/2030 (b)	9,000	9,048
Capital One Financial Corp 6.312% 6/8/2029 (b)	390,000	405,136
Capital One Financial Corp 7.624% 10/30/2031 (b)	30,000	33,541
Ford Motor Credit Co LLC 6.8% 5/12/2028	741,000	772,696
		1,890,169
Financial Services - 1.4%
Corebridge Financial Inc 3.9% 4/5/2032	471,000	437,225
Corebridge Financial Inc 4.35% 4/5/2042	2,000	1,732
Corebridge Financial Inc 4.4% 4/5/2052	2,000	1,678
Corebridge Global Funding 4.65% 8/20/2027 (c)	104,000	103,915
Corebridge Global Funding 4.9% 12/3/2029 (c)	300,000	300,616
Corebridge Global Funding 5.2% 1/12/2029 (c)	100,000	101,389
Equitable Holdings Inc 5% 4/20/2048	34,000	31,797
Jackson Financial Inc 3.125% 11/23/2031	2,000	1,733
Jackson Financial Inc 5.17% 6/8/2027	4,000	4,033
Jackson Financial Inc 5.67% 6/8/2032	4,000	4,102
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	5,000	5,012
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	366,000	368,825
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	823,000	838,998
		2,201,055
Insurance - 0.4%
Marsh & McLennan Cos Inc 4.65% 3/15/2030	400,000	400,179
Unum Group 4% 6/15/2029	56,000	54,396
Unum Group 6% 6/15/2054	230,000	240,741
		695,316
TOTAL FINANCIALS		14,282,848

Health Care - 1.7%
Biotechnology - 0.4%
Amgen Inc 5.15% 3/2/2028	7,000	7,105
Amgen Inc 5.25% 3/2/2030	135,000	138,023
Amgen Inc 5.25% 3/2/2033	436,000	443,082
Amgen Inc 5.6% 3/2/2043	7,000	7,105
Amgen Inc 5.65% 3/2/2053	3,000	3,060
Amgen Inc 5.75% 3/2/2063	6,000	6,108
		604,483
Health Care Providers & Services - 1.3%
Centene Corp 2.45% 7/15/2028	13,000	11,754
Centene Corp 2.5% 3/1/2031	507,000	425,653
Centene Corp 2.625% 8/1/2031	5,000	4,179
Centene Corp 4.625% 12/15/2029	230,000	220,519
Cigna Group/The 4.8% 8/15/2038	256,000	242,348
CVS Health Corp 5.3% 6/1/2033	819,000	812,739
HCA Inc 5.45% 4/1/2031	300,000	304,237
Humana Inc 5.375% 4/15/2031	31,000	31,323
Sabra Health Care LP 3.2% 12/1/2031	12,000	10,505
		2,063,257
TOTAL HEALTH CARE		2,667,740

Industrials - 0.2%
Aerospace & Defense - 0.2%
Boeing Co 5.15% 5/1/2030	348,000	346,504
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	4,000	4,234
Carrier Global Corp 6.2% 3/15/2054	2,000	2,235
		6,469
TOTAL INDUSTRIALS		352,973

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 6.2% 7/15/2030	110,000	116,856
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Inc 2.45% 2/15/2031 (c)	683,000	595,713
Broadcom Inc 5.15% 11/15/2031	225,000	228,529
Marvell Technology Inc 2.95% 4/15/2031	38,000	33,823
		858,065
Software - 0.0%
Oracle Corp 3.6% 4/1/2040	74,000	60,125
VMware LLC 1.4% 8/15/2026	7,000	6,613
		66,738
TOTAL INFORMATION TECHNOLOGY		1,041,659

Materials - 0.0%
Chemicals - 0.0%
Celanese US Holdings LLC 6.6% 11/15/2028	14,000	14,496
Celanese US Holdings LLC 6.8% 11/15/2030	117,000	123,210
Celanese US Holdings LLC 6.95% 11/15/2033	9,000	9,626
		147,332
Real Estate - 2.4%
Diversified REITs - 0.0%
Piedmont Operating Partnership LP 2.75% 4/1/2032	2,000	1,606
VICI Properties LP 4.375% 5/15/2025	2,000	1,992
VICI Properties LP 4.75% 2/15/2028	7,000	6,959
VICI Properties LP 4.95% 2/15/2030	107,000	105,796
VICI Properties LP 5.75% 4/1/2034	6,000	6,126
Vornado Realty LP 2.15% 6/1/2026	1,000	953
Vornado Realty LP 3.4% 6/1/2031	3,000	2,594
		126,026
Health Care REITs - 0.5%
Omega Healthcare Investors Inc 3.25% 4/15/2033	663,000	569,575
Omega Healthcare Investors Inc 3.375% 2/1/2031	100,000	90,057
Omega Healthcare Investors Inc 3.625% 10/1/2029	74,000	69,047
		728,679
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	66,000	57,605
Office REITs - 0.4%
COPT Defense Properties LP 2.75% 4/15/2031	716,000	616,116
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 8.3% 3/15/2028	9,000	9,499
CBRE Services Inc 2.5% 4/1/2031	8,000	6,942
Essex Portfolio LP 5.5% 4/1/2034	300,000	306,380
Tanger Properties LP 2.75% 9/1/2031	6,000	5,118
Tanger Properties LP 3.875% 7/15/2027	74,000	71,850
		399,789
Residential REITs - 0.5%
American Homes 4 Rent LP 2.375% 7/15/2031	1,000	849
American Homes 4 Rent LP 3.375% 7/15/2051	2,000	1,392
American Homes 4 Rent LP 3.625% 4/15/2032	3,000	2,729
American Homes 4 Rent LP 4.3% 4/15/2052	2,000	1,640
American Homes 4 Rent LP 5.5% 7/15/2034	81,000	82,144
Invitation Homes Operating Partnership LP 2% 8/15/2031	728,000	602,122
Sun Communities Operating LP 2.3% 11/1/2028	2,000	1,815
Sun Communities Operating LP 2.7% 7/15/2031	8,000	6,855
Sun Communities Operating LP 5.5% 1/15/2029	80,000	80,998
UDR Inc 5.125% 9/1/2034	45,000	44,704
		825,248
Retail REITs - 0.4%
Agree LP 5.625% 6/15/2034	160,000	164,112
Brixmor Operating Partnership LP 4.05% 7/1/2030	56,000	53,394
Brixmor Operating Partnership LP 5.75% 2/15/2035	150,000	155,176
Kite Realty Group Trust 4.75% 9/15/2030	74,000	73,286
NNN REIT Inc 5.5% 6/15/2034	121,000	123,650
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	54,000	52,187
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	11,000	11,302
Regency Centers LP 5.1% 1/15/2035	52,000	51,853
		684,960
Specialized REITs - 0.3%
American Tower Corp 5% 1/31/2030	400,000	402,591
TOTAL REAL ESTATE		3,841,014

Utilities - 1.6%
Electric Utilities - 1.1%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	60,000	58,779
Consolidated Edison Co of New York Inc 5.375% 5/15/2034	160,000	166,111
Duke Energy Corp 5.45% 6/15/2034	230,000	235,733
Duquesne Light Holdings Inc 2.532% 10/1/2030 (c)	74,000	64,384
Duquesne Light Holdings Inc 2.775% 1/7/2032 (c)	6,000	5,095
Exelon Corp 5.3% 3/15/2033	351,000	358,379
FirstEnergy Transmission LLC 4.55% 1/15/2030 (c)	250,000	246,145
FirstEnergy Transmission LLC 5% 1/15/2035 (c)	250,000	248,194
Southern Co/The 4.85% 3/15/2035	310,000	304,502
		1,687,322
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The 2.45% 1/15/2031	432,000	366,154
AES Corp/The 3.95% 7/15/2030 (c)	170,000	158,319
		524,473
Multi-Utilities - 0.2%
NiSource Inc 3.6% 5/1/2030	375,000	354,028
TOTAL UTILITIES		2,565,823

TOTAL UNITED STATES		34,255,700
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $39,402,800)		39,707,492

U.S. Government Agency - Mortgage Securities - 25.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.0%
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	29,096	23,621
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	12,547	10,143
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	22,937	19,617
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	800,207	642,132
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	40,380	32,542
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	317,748	254,979
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	114,118	97,352
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	56,515	51,057
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	46,796	42,277
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	53,174	48,039
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	23,714	19,983
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2037	188,808	174,012
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	518,026	449,468
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	28,593	25,094
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	31,450	27,601
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	168,011	147,451
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	98,293	86,172
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	317,410	283,527
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	43,434	38,078
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	170,319	148,466
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	24,117	22,367
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	138,458	129,211
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	23,492	21,802
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	64,839	59,932
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	96,842	89,604
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	51,252	47,799
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,846	1,680
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	63,071	58,022
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	16,720	15,329
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	10,781	9,918
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	42,761	39,734
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	111,309	102,086
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	14,723	13,664
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	22,506	21,302
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	265,187	260,339
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	200,000	196,266
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	66,619	66,879
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	48,874	48,864
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	272,219	272,165
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	325,000	324,632
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	198,117	198,078
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	24,622	24,961
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	48,725	49,396
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	196,983	199,696
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	16,643	17,072
Freddie Mac Gold Pool 1.5% 12/1/2035	23,941	21,047
Freddie Mac Gold Pool 1.5% 4/1/2051	67,906	51,888
Freddie Mac Gold Pool 2% 10/1/2051	48,735	39,123
Freddie Mac Gold Pool 2% 4/1/2042	127,543	108,804
Freddie Mac Gold Pool 2.5% 2/1/2051	136,760	116,524
Freddie Mac Gold Pool 2.5% 4/1/2042	122,294	107,141
Freddie Mac Gold Pool 2.5% 4/1/2052	208,726	177,384
Freddie Mac Gold Pool 2.5% 7/1/2036	29,877	27,714
Freddie Mac Gold Pool 2.5% 8/1/2041	143,908	126,526
Freddie Mac Gold Pool 2.5% 9/1/2051	30,845	26,011
Freddie Mac Gold Pool 3% 1/1/2052	21,929	19,246
Freddie Mac Gold Pool 3% 2/1/2050	56,747	50,246
Freddie Mac Gold Pool 3% 3/1/2052	20,293	17,790
Freddie Mac Gold Pool 3% 6/1/2052	37,100	32,526
Freddie Mac Gold Pool 3.5% 1/1/2048	14,306	13,161
Freddie Mac Gold Pool 3.5% 11/1/2042	5,393	5,030
Freddie Mac Gold Pool 3.5% 11/1/2047	10,295	9,552
Freddie Mac Gold Pool 3.5% 2/1/2043	22,106	20,654
Freddie Mac Gold Pool 3.5% 7/1/2042	13,414	12,531
Freddie Mac Gold Pool 3.5% 7/1/2042	6,116	5,717
Freddie Mac Gold Pool 3.5% 7/1/2047	12,239	11,359
Freddie Mac Gold Pool 3.5% 8/1/2047	18,453	17,125
Freddie Mac Gold Pool 3.5% 9/1/2042	31,803	29,703
Freddie Mac Gold Pool 3.5% 9/1/2042	17,738	16,559
Freddie Mac Gold Pool 4% 2/1/2053	147,175	139,382
Freddie Mac Gold Pool 4% 2/1/2053	399,850	378,678
Freddie Mac Gold Pool 4.5% 1/1/2054	119,596	115,035
Freddie Mac Gold Pool 5.5% 3/1/2053	42,633	43,210
Freddie Mac Gold Pool 6% 4/1/2054	94,767	97,346
Freddie Mac Gold Pool 6.5% 6/1/2054	196,719	205,906
Freddie Mac Gold Pool 6.5% 9/1/2054	227,335	238,040
Ginnie Mae I Pool 3.5% 10/20/2054	49,996	45,695
Ginnie Mae I Pool 4% 10/20/2052	46,629	43,942
Ginnie Mae I Pool 4.5% 4/20/2053	47,236	45,634
Ginnie Mae II Pool 2% 1/1/2055 (e)	800,000	658,375
Ginnie Mae II Pool 2% 10/20/2050	192,426	158,411
Ginnie Mae II Pool 2% 11/20/2050	47,817	39,364
Ginnie Mae II Pool 2% 12/1/2054 (e)	1,550,000	1,274,391
Ginnie Mae II Pool 2% 12/20/2050	94,217	77,547
Ginnie Mae II Pool 2% 2/20/2052	461,490	379,482
Ginnie Mae II Pool 2.5% 12/1/2054 (e)	450,000	384,750
Ginnie Mae II Pool 2.5% 5/20/2052	266,750	228,165
Ginnie Mae II Pool 2.5% 8/20/2051	290,621	248,674
Ginnie Mae II Pool 3% 1/1/2055 (e)	875,000	776,187
Ginnie Mae II Pool 3% 12/1/2054 (e)	1,600,000	1,418,500
Ginnie Mae II Pool 3.5% 1/1/2055 (e)	250,000	228,652
Ginnie Mae II Pool 3.5% 11/20/2054	75,000	68,547
Ginnie Mae II Pool 3.5% 12/1/2054 (e)	325,000	297,096
Ginnie Mae II Pool 4% 12/1/2054 (e)	200,000	188,125
Ginnie Mae II Pool 5% 12/1/2054 (e)	725,000	714,805
Ginnie Mae II Pool 5.5% 1/1/2055 (e)	300,000	300,176
Ginnie Mae II Pool 5.5% 12/1/2054 (e)	725,000	725,963
Ginnie Mae II Pool 6% 1/1/2055 (e)	1,050,000	1,060,172
Ginnie Mae II Pool 6% 12/1/2054 (e)	2,175,000	2,197,770
Ginnie Mae II Pool 6.5% 1/1/2055 (e)	300,000	304,887
Ginnie Mae II Pool 6.5% 12/1/2054 (e)	825,000	838,793
Uniform Mortgage Backed Securities 2% 1/1/2055 (e)	1,900,000	1,525,121
Uniform Mortgage Backed Securities 2% 12/1/2039 (e)	775,000	694,896
Uniform Mortgage Backed Securities 2% 12/1/2054 (e)	7,725,000	6,193,278
Uniform Mortgage Backed Securities 2.5% 1/1/2055 (e)	1,575,000	1,319,739
Uniform Mortgage Backed Securities 2.5% 12/1/2054 (e)	2,425,000	2,030,180
Uniform Mortgage Backed Securities 3% 12/1/2054 (e)	1,550,000	1,350,559
Uniform Mortgage Backed Securities 3.5% 12/1/2054 (e)	300,000	271,852
Uniform Mortgage Backed Securities 4% 12/1/2054 (e)	400,000	374,250
Uniform Mortgage Backed Securities 4.5% 12/1/2054 (e)	150,000	144,069
Uniform Mortgage Backed Securities 5% 12/1/2039 (e)	200,000	200,422
Uniform Mortgage Backed Securities 5% 12/1/2054 (e)	1,200,000	1,177,406
Uniform Mortgage Backed Securities 6% 12/1/2054 (e)	2,650,000	2,681,883
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (e)	325,000	332,731
Uniform Mortgage Backed Securities 6.5% 12/1/2054 (e)	1,725,000	1,766,238
TOTAL UNITED STATES		39,960,094
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $39,655,716)		39,960,094

U.S. Treasury Obligations - 50.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.43	2,011,000	1,752,555
US Treasury Bonds 3.625% 5/15/2053	4.20	300,000	261,703
US Treasury Bonds 4.125% 8/15/2053	4.05 to 4.79	9,795,000	9,344,660
US Treasury Bonds 4.25% 2/15/2054	4.26 to 4.78	2,220,000	2,168,316
US Treasury Bonds 4.25% 8/15/2054	4.34 to 4.65	1,215,000	1,188,232
US Treasury Bonds 4.5% 11/15/2054	4.61	150,000	153,140
US Treasury Bonds 4.625% 5/15/2054	4.22 to 4.68	1,670,000	1,736,017
US Treasury Bonds 4.75% 11/15/2053	4.77 to 4.79	270,000	285,715
US Treasury Notes 3.5% 1/31/2030	3.51 to 4.46	2,644,000	2,569,741
US Treasury Notes 3.625% 8/31/2029	3.49	3,300,000	3,234,258
US Treasury Notes 3.625% 9/30/2031	3.92 to 4.10	2,500,000	2,425,000
US Treasury Notes 3.75% 12/31/2030	3.91 to 4.08	1,900,000	1,862,148
US Treasury Notes 3.75% 8/31/2031	3.54	800,000	781,906
US Treasury Notes 3.875% 11/30/2029	3.56	1,000,000	989,766
US Treasury Notes 3.875% 8/15/2033	3.69 to 4.90	5,094,000	4,978,788
US Treasury Notes 3.875% 8/15/2034	4.22 to 4.28	3,730,000	3,634,711
US Treasury Notes 4% 2/15/2034	4.09 to 4.36	3,100,000	3,053,258
US Treasury Notes 4.125% 3/31/2031	4.30 to 4.62	3,350,000	3,348,691
US Treasury Notes 4.125% 7/31/2031	3.78	2,400,000	2,398,530
US Treasury Notes 4.25% 2/28/2031	4.22 to 4.33	1,140,000	1,147,348
US Treasury Notes 4.25% 6/30/2031	4.15 to 4.40	9,000,000	9,060,469
US Treasury Notes 4.375% 5/15/2034	3.80 to 4.44	2,590,000	2,625,208
US Treasury Notes 4.5% 11/15/2033	4.18 to 4.29	1,289,000	1,318,556
US Treasury Notes 4.625% 4/30/2031	4.45 to 4.56	1,500,000	1,541,367
US Treasury Notes 4.625% 9/30/2028	3.50 to 4.75	8,076,000	8,217,961
US Treasury Notes 4.625% 9/30/2030	3.57 to 4.71	9,435,000	9,677,879
TOTAL U.S. TREASURY OBLIGATIONS (Cost $79,912,839)			79,755,923

Money Market Funds - 11.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $17,817,597)	4.64	17,814,035	17,817,597

TOTAL INVESTMENT IN SECURITIES - 121.7% (Cost $193,579,788)	194,120,163
NET OTHER ASSETS (LIABILITIES) - (21.7)%	(34,757,569)
NET ASSETS - 100.0%	159,362,594

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 12/1/2054	(800,000)	(657,750)
Ginnie Mae II Pool 3% 12/1/2054	(1,150,000)	(1,019,547)
Ginnie Mae II Pool 3.5% 12/1/2054	(400,000)	(365,656)
Ginnie Mae II Pool 5.5% 12/1/2054	(600,000)	(600,797)
Ginnie Mae II Pool 6% 12/1/2054	(1,675,000)	(1,692,535)
Ginnie Mae II Pool 6.5% 12/1/2054	(600,000)	(610,031)
Uniform Mortgage Backed Securities 2% 12/1/2054	(5,975,000)	(4,790,270)
Uniform Mortgage Backed Securities 2.5% 1/1/2055	(450,000)	(377,068)
Uniform Mortgage Backed Securities 2.5% 12/1/2054	(2,425,000)	(2,030,180)
Uniform Mortgage Backed Securities 3% 12/1/2054	(900,000)	(784,195)
Uniform Mortgage Backed Securities 3.5% 12/1/2054	(200,000)	(181,234)
Uniform Mortgage Backed Securities 4% 12/1/2054	(400,000)	(374,250)
Uniform Mortgage Backed Securities 5% 12/1/2054	(500,000)	(490,586)
Uniform Mortgage Backed Securities 6% 12/1/2054	(1,800,000)	(1,821,656)
Uniform Mortgage Backed Securities 6.5% 12/1/2054	(925,000)	(947,113)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(16,742,868)

TOTAL TBA SALE COMMITMENTS (Proceeds $16,566,402)		(16,742,868)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,182,094 or 13.3% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	13,204,234	15,233,719	10,620,356	152,914	-	-	17,817,597	0.0%
Total	13,204,234	15,233,719	10,620,356	152,914	-	-	17,817,597

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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